Intangible assets, net and goodwill	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Intangible assets, net and goodwill
Note 11. Intangible assets, net and goodwill
a)
An analysis of intangible assets at December 31, 2021, 2022 and 2023 is as follows:

	For the year ended December 31, 2021
	Balance at beginning of year		Acquisitions		Disposals and other (1)		Amortization of the year (2)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	253,090,161	Ps.	24,406,905	Ps.	(4,427,685)	Ps.	—	Ps.	(7,011,691)	Ps.	266,057,690
Accumulated amortization		(134,609,064)		—		6,469,128		(14,387,511)		6,737,502		(135,789,945)

Net		118,481,097		24,406,905		2,041,443		(14,387,511)		(274,189)		130,267,745

Trademarks		29,132,365		75,100		(1,129,666)		—		(401,946)		27,675,853
Accumulated amortization		(25,354,947)		—		802,717		(140,205)		308,745		(24,383,690)

Net		3,777,418		75,100		(326,949)		(140,205)		(93,201)		3,292,163

Customer relationships		29,579,266		229,936		(4,133,408)		—		(1,105,668)		24,570,126
Accumulated amortization		(25,425,605)		—		3,830,742		(707,500)		1,093,401		(21,208,962)

Net		4,153,661		229,936		(302,666)		(707,500)		(12,267)		3,361,164

Software licenses		17,301,146		2,660,330		(3,484,755)		—		(1,225,585)		15,251,136
Accumulated amortization		(12,233,448)		(626)		3,482,440		(2,738,978)		1,052,938		(10,437,674)

Net		5,067,698		2,659,704		(2,315)		(2,738,978)		(172,647)		4,813,462

Content rights		12,036,312		818,436		(281,747)		—		429,319		13,002,320
Accumulated amortization		(10,059,219)		—		(147,668)		(899,666)		(404,537)		(11,511,090)

Net		1,977,093		818,436		(429,415)		(899,666)		24,782		1,491,230

Total of intangibles, net	Ps.	133,456,967	Ps.	28,190,081	Ps.	980,098	Ps.	(18,873,860)	Ps.	(527,522)	Ps.	143,225,764

Goodwill	Ps.	143,052,859	Ps.	—	Ps.	(3,516,287)	Ps.	—	Ps.	(2,958,378)	Ps.	136,578,194

(1)	Includes disposals related to the sale of TracFone.
(2)	Discontinued operations of Panama and the ClaroVTR joint venture. See Note 2. Ac.

	For the year ended December 31, 2022
	Balance at beginning of year		Acquisitions		Acquisitions in business combinations		Disposals and other (1)		Amortization of the year (2)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	266,057,690	Ps.	2,656,914	Ps.	95,147	Ps.	(1,785,196)	Ps.	—	Ps.	(11,475,085)	Ps.	255,549,470
Accumulated amortization		(135,789,945)		—		—		1,436,078		(13,323,410)		5,252,171		(142,425,106)

Net		130,267,745		2,656,914		95,147		(349,118)		(13,323,410)		(6,222,914)		113,124,364

Trademarks		27,675,853		183,631		40,412		(66,000)		—		(1,366,541)		26,467,355
Accumulated amortization		(24,383,690)		—		—		—		(110,974)		1,041,866		(23,452,798)

Net		3,292,163		183,631		40,412		(66,000)		(110,974)		(324,675)		3,014,557

Customer relationships		24,570,126		22,842		2,863,765		—		—		(3,267,041)		24,189,692
Accumulated amortization		(21,208,962)		—		—		(18)		(954,256)		2,831,217		(19,332,019)

Net		3,361,164		22,842		2,863,765		(18)		(954,256)		(435,824)		4,857,673

Software licenses		15,251,136		5,108,485		14,205		(797,084)		—		(3,358,767)		16,217,975
Accumulated amortization		(10,437,674)		—		—		976,417		(2,645,400)		2,591,274		(9,515,383)

Net		4,813,462		5,108,485		14,205		179,333		(2,645,400)		(767,493)		6,702,592

Content rights		13,002,320		874,961		—		(263,798)		—		(830,079)		12,783,404
Accumulated amortization		(11,511,090)		—		—		3,382		(881,352)		799,892		(11,589,168)

Net		1,491,230		874,961		—		(260,416)		(881,352)		(30,187)		1,194,236

Total of intangibles, net	Ps.	143,225,764	Ps.	8,846,833	Ps.	3,013,529	Ps.	(496,219)	Ps.	(17,915,392)	Ps.	(7,781,093)	Ps.	128,893,422

Goodwill	Ps.	136,578,194	Ps.	14,447,186	Ps.	280,192	Ps.	(2,230,610)	Ps.	(149,696)	Ps.	(7,803,901)	Ps.	141,121,365

(1)	Includes the transaction related to Panama and Chile disposal.

(2)	Includes the discontinued operations of Panama and the ClaroVTR joint venture. See Note 2, Ac.

	For the year ended December 31, 2023
	Balance at beginning of year		Acquisitions		Disposals and other		Amortization of the year		Incorporation (Merge, Spin off, Sale/other)		Effect of translation of foreign subsidiaries and Hyperinflation adjustment		Balance at end of year
Licenses and rights of use	Ps.	255,549,470	Ps.	18,814,933	Ps.	1,201,681	Ps.	—	Ps.	—	Ps.	(28,239,255)	Ps.	247,326,829
Accumulated amortization		(142,425,106)		—		(63,964)		(11,643,803)		—		11,328,430		(142,804,443)

Net		113,124,364		18,814,933		1,137,717		(11,643,803)		—		(16,910,825)		104,522,386

Trademarks		26,467,355		198,532		(11,554)		—		555		(1,313,470)		25,341,418
Accumulated amortization		(23,452,798)		—		571		(139,038)		—		1,017,013		(22,574,252)

Net		3,014,557		198,532		(10,983)		(139,038)		555		(296,457)		2,767,166

Customer relationships		24,189,692		5,550		—		—		—		(3,505,503)		20,689,739
Accumulated amortization		(19,332,019)		—		—		(987,971)		—		3,091,265		(17,228,725)

Net		4,857,673		5,550		—		(987,971)		—		(414,238)		3,461,014

Software licenses		16,217,975		5,846,212		313,446		—		—		(3,021,588)		19,356,045
Accumulated amortization		(9,515,383)		—		1,102,658		(3,675,747)		—		2,330,312		(9,758,160)

Net		6,702,592		5,846,212		1,416,104		(3,675,747)		—		(691,276)		9,597,885

Content rights		12,783,404		737,465		(50,175)		—		—		(1,854,001)		11,616,693
Accumulated amortization		(11,589,168)		—		—		(672,760)		—		1,795,303		(10,466,625)

Net		1,194,236		737,465		(50,175)		(672,760)		—		(58,698)		1,150,068

Total of intangibles, net	Ps.	128,893,422	Ps.	25,602,692	Ps.	2,492,663	Ps.	(17,119,319)	Ps.	555	Ps.	(18,371,494)	Ps.	121,498,519

Goodwill	Ps.	141,121,365	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	4,957,532	Ps.	146,078,897

b) The aggregate carrying amount of goodwill is allocated by segment as follows:

	2022		2023
Europe	Ps.	49,465,916	Ps.	55,414,076
Brazil (1)		31,085,202		29,437,800
Puerto Rico		17,463,394		17,463,394
Dominican Republic		14,186,723		14,186,723
Colombia		8,495,090		9,304,613
Mexico		9,233,694		9,186,415
Peru		2,523,467		2,448,614
El Salvador		2,522,768		2,522,768
Ecuador		2,155,384		2,155,384
Guatemala		2,245,161		2,212,615
Other countries		1,744,566		1,746,495

	Ps.	141,121,365	Ps.	146,078,897

(1)	Includes a goodwill as a result of the Jonava acquisition. See Note 12a.
c) The following is a description of the major changes in the “Licenses and rights of use” caption during the years ended December 31, 2021, 2022 and 2023:
2021 Acquisitions
i) In December the subsidiary Claro S.A. acquired a 5G license for Ps. 17,789,163 carried out by ANATEL in November 2021, for the sale of radio frequency bands. The total amount of this license was recorded as intangible assets caption on December 31, 2021.

ii) During the year, AMX’s subsidiary in Austria acquired licenses for Ps. 1,752,128.
iii) In November, AMX’s subsidiary in the Dominican Republic acquired a 5G concession and right of operation until 2041 for an amount of Ps. 2,008,503.
iv) AMX’s subsidiary in Colombia renewed spectrum at 5 MHZ in the 1900 MHZ band for an amount of Ps. 1,599,473 according to resolution 2802 of October 2021, and made acquisitions of terrestrial fiber optics and submarine cable valid for 2 and 3 years.
v) In February 2021, AMX’s subsidiary in El Salvador acquired licenses for an amount of Ps.139,363. The concession is for 10 MHZ in the 1,900 MHZ mobile network bandwidth coverage in the national territory, exploitable as of February 28, 2021 with validity of 20 years.
vi) In February 2021, AMX’s subsidiary in Chile acquired a concession for Ps. 411,375 for the Concession of Band 1900 MHZ with a term of 10 years.
Additionally, in 2021, the Company acquired other licenses in Mexico, Guatemala, Brazil, Ecuador, Peru, Argentina and other countries for an amount of Ps. 706,900.
2022 Acquisitions
i) In August 2022, the Company obtained in Mexico, an extension of 9 spectrum frequency band concession titles, segment 1890-1895 MHz for mobile transmission and segment 1970-1975 MHz both for 20 years from April 2025, for an amount of Ps. 721,647.
ii) In March and September 2022, the Company made payments for a 2.5 MHz license in Argentina, which was obtained pursuant to resolution 3687 OC 4500114567 for Ps. 304,386 and resolution 1728/22-OC 4500137839 for an amount of Ps. 411,930 of ENACOM (the communications authority in Argentina), respectively.
iii) In May 2022, the Company’s subsidiary in Nicaragua renewed mobile frequency for 20 years (2022 to 2042) for an amount of Ps. 357,478.
iv) In August 2022, the Company added licenses in Austria as of the acquisition of the Bulgarian company, Stemo (an IT company that sells and integrates hardware solutions, produces and implements information systems and software solutions). Additionally, during the year 2022, Telekom Austria Group acquired licenses and rights of use in Macedonia, Belarus and Austria for an amount of Ps. 331,038, mainly Jetstream (a data-storing platform primarily for streaming data such as IoT device or streaming video or streaming data from any source).
v) During 2022, Claro S.A. acquired software development Claro Pay platform for an amount of Ps. 321,569.
Additionally, in 2022, the Company acquired other licenses in the Dominican Republic, Paraguay, Costa Rica and Colombia for an amount of Ps. 208,866.
2023 Acquisitions
i) In November 2023, the Company obtained in Argentina, pursuant to resolution 2023-1473 of ENACOM, a concession of spectrum in the 2.6 GHz 5G band for a 15 year-year period for an amount of Ps.8,731,237.
ii) In April 2023 the Company obtained in Croatia (via A1 Telekom Austria Group) a concession of secured spectrum in a public auction for a 15 year-period for an amount of Ps. 2,220,558. Additionally, in December 2023, the Company acquired in Bulgaria a spectrum license in the 700 MHz and 800 MHz segments for a 15 year-period for an amount of Ps. 422,502.

iii) In October 2023, the Company obtained a concession of 30 MHz and 2.500 MHz spectrum in Colombia for a 20-year period for an amount of Ps. 1,949,048. Additionally, during 2023, the Company acquires IRU´s for an amount of Ps. 214,792.
iv) In June of 2023, the Company obtained a 2.5 MHz spectrum license in Guatemala for an amount of Ps. 1,859,262.
v) In February and December 2023, the Company obtained in Mexico, an extension of spectrum frequency band concession titles for mobile transmission in the 835-845/880-890 MHz, 2514-2530/2634-2650 MHz and
2517-2530/2637-2650
MHz segments, respectively, for 20-year period for an amount of Ps. 1,239,373.
vi) In July 2023, the Company obtained in Uruguay frequency band concession titles for mobile transmission in the 3300-3400 MHz segment for a 25-year period for an amount of Ps. 464,828.
vii) During 2023, the Company acquired IRU´s in Puerto Rico for an amount of Ps. 296,247 and in the United States for an amount of Ps. 180,956.
viii) During 2023, the Company renewed in Brazil the 5G license carried out by ANATEL for an amount of Ps. 593,273.
ix) In March 2023, the Company obtained two concessions of spectrum band in Peru, which expires in January 2030 and December 2029, respectively, for an amount of Ps. 149,567. Additionally, during 2023, the Company acquired IRU for an amount of Ps. 132,387.
Additionally, in 2023, the Company acquired other licenses in Peru, Ecuador, El Salvador and Paraguay for an amount of Ps. 360,903.
Amortization of intangibles for the years ended December 31, 2021, 2022 and 2023 amounted to Ps. 18,873,860, Ps. 18,065,088 and Ps. 17,119,319, respectively.
Some of the jurisdictions in which the Company operates can revoke their concessions under certain circumstances such as imminent danger to national security, national economy and natural disasters.